Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of preparation

2.1 Basis of preparation

The unaudited condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and should be read in conjunction with the Group’s annual consolidated financial statements for the year ended December 31, 2025 (“last annual financial statements”). These unaudited condensed consolidated interim financial statements do not include all the information required for a complete set of financial statements prepared in accordance with IFRS as issued by the IASB.

However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

The unaudited condensed consolidated interim financial statements have been prepared on a historical cost basis. Unless otherwise stated, the unaudited condensed consolidated interim financial statements are presented in euros and all values are rounded to the nearest EUR (€), except per share amounts.

Going concern

2.2 Going concern

Management assessed the Company’s ability to fund its operations for a period of at least 12 months after the date of signing these financial statements. Management has not identified significant going concern risks. The financial statements of the Company have been prepared on the basis of the going concern assumption based on its existing funding, taking into account the Company’s current cash position and the projected cash flows based on the activities under execution on the basis of Pharvaris’ business plan and budget.

Use of judgements and estimates

2.3 Use of judgements and estimates

In preparing these unaudited condensed consolidated interim financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual financial statements.

Change in material accounting policies

2.4 Change in material accounting policies

The accounting policies applied in these unaudited condensed consolidated interim financial statements are the same as those applied in the consolidated financial statements for the year ended December 31, 2025.

Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments

These amendments clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG) targets); and make updates to the disclosures for equity instruments designated at Fair Value through Other Comprehensive Income (FVOCI).

The amendment is effective for reporting periods beginning on or after January 1, 2026. The amendments did not have a material impact on the Group.

New standards and interpretations issued not yet effective

IFRS 18, Presentation and Disclosure in Financial Statements

This is the new standard on presentation and disclosure in financial statements, with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to the structure of the statement of profit or loss; required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

The amendment is effective for reporting periods beginning on or after January 1, 2027. The amendments are being assessed by the Group.

There are no other IFRS or IFRIC interpretations that are not yet effective and that are expected to have a material impact to the interim consolidated financial statements.